Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Prepaid insurance	$ 1,377	$ 1,700
Prepaid research and development	128	516
Other	156	210
Total	$ 1,661	$ 2,426